CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 153,185	$ 332,964	$ 375,856
Other comprehensive income, net of tax
Currency translation adjustment	(60,092)	48,129	(1,313)
Currency impact of long-term funding	(525)	(1,603)	(2,710)
Unrealized capital (loss)/gain - investments	0	(231)	681
Actuarial gain/(loss) on defined benefit pension plan	4,266	(4,138)	(2,226)
Amortization of interest rate hedge	113	(910)	(923)
Settlement of interest rate hedge	778	(905)	0
Total comprehensive income	97,725	373,306	369,365
Less net income attributable to noncontrolling interest	0	(633)	(1,870)
Total comprehensive income attributable to the Group	$ 97,725	$ 372,673	$ 367,495